Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash held in banks	$ 170,468	$ 49,935
Money market funds	99,362	739,330
Short-term deposits	12,328	225,209
Amounts held by payment service providers	40,271	30,312
Total cash and cash equivalents	$ 322,429	$ 1,044,786	$ 384,002	$ 150,032